Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
NOTE 9	Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2011	2010
Land	$525	$516
Buildings and improvements	3,144	3,073
Furniture, fixtures and equipment	2,449	2,791
Capitalized building and equipment leases	95	88
Construction in progress	44	50
	6,257	6,518
Less accumulated depreciation and amortization	(3,600)	(4,031)
Total	$2,657	$2,487